UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6414

Name of Fund: MuniYield Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniYield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 05/01/05 - 07/31/05

Item 1 - Schedule of Investments

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 1.6%          $  2,500    Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75% due
                                    6/01/2032                                                                            $    2,673
                           5,250    Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50% due
                                    1/01/2022                                                                                 5,718
                           2,200    Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                                    Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.625% due
                                    8/01/2025                                                                                 2,170
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Arizona - 10.0%                     Arizona State Transportation Board, Highway Revenue Bonds, Sub-Series A:
                           5,825        5% due 7/01/2021                                                                      6,231
                           7,030        5% due 7/01/2022                                                                      7,504
                           5,240        5% due 7/01/2023                                                                      5,581
                           3,400    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                    Project 1), Series A, 6.75% due 7/01/2029                                                 3,344
                                    Maricopa County, Arizona, IDA, M/F Housing Revenue Refunding Bonds (CRS Pine Ridge
                                    Housing Corporation), Series A-1 (d)(g):
                           5,000        6% due 10/20/2031                                                                     5,336
                           5,000        6.05% due 10/20/2036                                                                  5,292
                                    Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds
                                    (America West Airlines Inc. Project), AMT:
                           5,800        6.25% due 6/01/2019                                                                   4,745
                           6,900        6.30% due 4/01/2023                                                                   5,211
                                    Phoenix, Arizona, IDA, M/F Housing Revenue Bonds (Summit Apartments LLC Project)
                                    (g):
                           1,610        6.25% due 7/20/2022                                                                   1,750
                           1,425        6.45% due 7/20/2032                                                                   1,549
                           1,305        6.55% due 7/20/2037                                                                   1,423

Portfolio Abbreviations

To simplify the listings of MuniYield Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax-Exempt Receipts
EDA            Economic Development Authority
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
PCR            Pollution Control Revenue Bonds
RITR           Residual Interest Trust Receipts
S/F            Single-Family

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $  1,400    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                    Project II), Series A, 6.75% due 7/01/2031                                           $    1,452
                                    Pima County, Arizona, IDA, M/F Housing Revenue Bonds (Columbus Village), Series A
                                    (g):
                             990        5.90% due 10/20/2021                                                                    996
                           1,725        6% due 10/20/2031                                                                     1,735
                           2,295        6.05% due 10/20/2041                                                                  2,309
                                    Vistancia Community Facilities District, Arizona, GO:
                           3,000        5.50% due 7/15/2020                                                                   3,032
                           2,125        5.75% due 7/15/2024                                                                   2,154
                           5,900    Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional
                                    Medical Center), Series A, 6% due 8/01/2033                                               6,350
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas - 0.9%                     University of Arkansas, University Construction Revenue Bonds (UAMS Campus), Series
                                    B (e):
                           2,000        5% due 11/01/2020                                                                     2,150
                           1,600        5% due 11/01/2027                                                                     1,700
                           1,000    University of Arkansas, University Revenue Refunding Bonds (UAMS Campus), Series A,
                                    5% due 11/01/2014 (e)                                                                     1,101
                           1,000    Washington County, Arkansas, Hospital Construction Revenue Refunding Bonds
                                    (Regional Medical Center), Series A, 5% due 2/01/2035                                       998
-----------------------------------------------------------------------------------------------------------------------------------
California - 18.2%         8,760    California State, GO, 5% due 2/01/2033                                                    9,104
                                    California State Public Works Board, Lease Revenue Bonds:
                           2,000        (Department of Corrections), Series C, 5% due 6/01/2025                               2,086
                           4,500        (Department of Mental Health - Coalinga State Hospital), Series A, 5.125% due
                                        6/01/2029                                                                             4,710
                                    California State, Various Purpose, GO:
                           6,800        5.25% due 11/01/2025                                                                  7,285
                          10,000        5% due 4/01/2031 (c)                                                                 10,487
                           5,550        5.50% due 11/01/2033                                                                  6,056
                                    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                    Revenue Bonds:
                           5,500        Series A-3, 7.875% due 6/01/2042                                                      6,854
                           7,500        Series A-4, 7.80% due 6/01/2042                                                       9,310
                           5,000        Series B, 5.50% due 6/01/2007 (b)                                                     5,240
                           5,000        Series B, 5.375% due 6/01/2010 (b)                                                    5,477
                           9,520        Series B, 5.50% due 6/01/2013 (b)                                                    10,681

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 19,605    Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                    Revenue Refunding Bonds, Series A, 4.84%** due 6/01/2025 (i)                         $    7,571
                          18,400    Los Angeles, California, Unified School District, GO, Series A, 5% due 7/01/2023
                                    (i)                                                                                      19,500
                           2,500    Sacramento County, California, Sanitation District, Financing Authority Revenue
                                    Refunding Bonds, Series A, 6% due 12/01/2019                                              2,551
                           5,145    Santa Clara, California, Subordinated Electric Revenue Bonds, Series A, 5% due
                                    7/01/2022 (e)                                                                             5,472
                           7,465    University of California Revenue Bonds (Multiple Purpose Projects), Series Q, 5%
                                    due 9/01/2021 (i)                                                                         7,882
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 5.1%              470    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Series D-2, 6.90% due
                                    4/01/2029                                                                                   481
                           8,000    Denver, Colorado, City and County Airport Revenue Bonds, AMT, Series D, 7.75%
                                    due 11/15/2013 (c)                                                                        9,490
                           5,325    Denver, Colorado, Urban Renewal Authority, Tax Increment Revenue Bonds (Pavilions),
                                    AMT, 7.75% due 9/01/2016                                                                  5,595
                                    Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                    Series A:
                           1,735        7.10% due 9/01/2014                                                                   1,872
                           5,065        7.35% due 9/01/2031                                                                   5,407
                           6,850    Plaza Metropolitan District No. 1, Colorado, Tax Allocation Revenue Bonds (Public
                                    Improvement Fees), 8% due 12/01/2025                                                      7,590
                                    SBC Metropolitan District, Colorado, GO, Refunding (k):
                             750        5% due 12/01/2025                                                                       762
                             720        5% due 12/01/2029                                                                       729
                           1,775        5% due 12/01/2034                                                                     1,791
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 0.9%         5,000    Bridgeport, Connecticut, Senior Living Facilities Revenue Bonds (3030 Park
                                    Retirement Community Project), 7.25% due 4/01/2035                                        5,191
                             525    Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT,
                                    7.35% due 4/01/2010                                                                         535
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 4.3%                      Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                                    Gypsum), AMT:
                          11,500        Series A, 7.125% due 4/01/2030                                                       12,896
                           5,000        Series B, 7.125% due 4/01/2030                                                        5,607
                           5,450    Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                    Bonds, Series B, 6.50% due 5/01/2037                                                      5,789
                           1,100    Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding
                                    Bonds (Orlando Lutheran Towers), 5.375% due 7/01/2020                                     1,098
                           3,000    Santa Rosa Bay Bridge Authority, Florida, Revenue Bonds, 6.25% due 7/01/2028              2,982
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 3.7%          $ 12,140    Atlanta, Georgia, Airport Revenue Refunding Bonds, Series A, 5.875% due 1/01/2016
                                    (h)                                                                                  $   13,458
                           4,600    Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                    12/01/2024                                                                                5,001
                                    Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                    Bonds (Coastal Community Retirement Corporation Project), Series A:
                           2,285        7.125% due 1/01/2025                                                                  2,426
                           3,595        7.25% due 1/01/2035                                                                   3,855
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 1.6%                 380    Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds, AMT, Senior Series C-2,
                                    7.15% due 7/01/2023                                                                         380
                          10,000    Power County, Idaho, Industrial Development Corporation, Solid Waste Disposal
                                    Revenue Bonds (FMC Corporation Project), AMT, 6.45% due 8/01/2032                        10,409
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 3.8%              745    Beardstown, Illinois, IDR (Jefferson Smurfit Corp. Project), 8% due 10/01/2016              787
                          13,200    Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien, AMT,
                                    Series B-2, 6% due 1/01/2029 (j)                                                         14,860
                             150    Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series B, 7.625% due 9/01/2027
                                    (f)(g)(l)                                                                                   150
                           3,285    Illinois Development Finance Authority Revenue Bonds (Presbyterian Home Lake
                                    Project), Series B, 6.30% due 9/01/2022 (i)                                               3,461
                           1,750    Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                    Series A, 5.625% due 2/15/2037                                                            1,770
                           4,000    Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                                    Bonds (McCormick Place Expansion), Series A, 5.50% due 6/15/2023 (e)                      4,415
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 1.1%                      Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A (h):
                           2,850        5% due 1/01/2029                                                                      2,990
                           4,350        5% due 1/01/2032                                                                      4,549
-----------------------------------------------------------------------------------------------------------------------------------
Kansas - 0.5%              1,250    Lenexa, Kansas, Health Care Facility Revenue Bonds (Lakeview Village Inc.),
                                    Series C, 6.875% due 5/15/2032                                                            1,357
                           1,700    Unified Government of Wyandotte County and Kansas City, Kansas, Sales Tax Special
                                    Obligation Revenue Refunding Bonds (Redevelopment Project Area B), Second Lien, 5%
                                    due 12/01/2020                                                                            1,712
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky - 0.5%            3,000    Kentucky Economic Development Finance Authority, Health System Revenue Refunding
                                    Bonds (Norton Healthcare Inc.), Series A, 6.625% due 10/01/2028                           3,300
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.9%          19,000    Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                    6.50% due 1/01/2017                                                                      19,552
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.2%         $  3,000    Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
                                    (Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019                             $    3,061
                           4,000    Maryland State Health and Higher Educational Facilities Authority Revenue Refunding
                                    Bonds (University of Maryland Medical System), 6% due 7/01/2032                           4,378
                             500    Maryland State Industrial Development Financing Authority, Economic Development
                                    Revenue Bonds (Our Lady of Good Counsel School), Series A, 6% due 5/01/2035                 513
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 6.3%       6,640    Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds,
                                    Senior Series A, 5% due 7/01/2032                                                         6,912
                           3,500    Massachusetts State Development Finance Agency, Human Service Provider Revenue
                                    Bonds (Seven Hills Foundation & Affiliates), 5% due 9/01/2035 (a)                         3,626
                          19,330    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                    Series A, 5% due 8/15/2030 (i)                                                           20,505
                          10,000    Massachusetts State Special Obligation Dedicated Tax Revenue Bonds, 5.25% due
                                    1/01/2014 (b)(h)                                                                         11,052
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 0.9%            6,060    Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                    Clemens General Hospital), Series B, 5.875% due 11/15/2034                                6,144
-----------------------------------------------------------------------------------------------------------------------------------
Minnesota - 0.6%                    Eden Prairie, Minnesota, M/F Housing Revenue Bonds (Rolling Hills Project), Series
                                    A (g):
                             420        6% due 8/20/2021                                                                        460
                           2,000        6.20% due 2/20/2043                                                                   2,171
                             965    Minneapolis, Minnesota, M/F Housing Revenue Bonds (Gaar Scott Loft Project), AMT,
                                    5.95% due 5/01/2030                                                                       1,011
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 2.1%                     Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois
                                    Bluffs):
                             380        6.75% due 10/01/2015                                                                    383
                           2,800        7% due 10/01/2021                                                                     3,017
                                    Kansas City, Missouri, Municipal Assistance Corporation, Leasehold Improvement
                                    Revenue Bonds (H. Roe Bartle Convention Center), Series B-1 (c):
                          15,000        5.383%** due 4/15/2028                                                                5,188
                           5,000        5.28%** due 4/15/2029                                                                 1,647
                           5,000        5.31%** due 4/15/2030                                                                 1,567
                           5,000        5.32%** due 4/15/2031                                                                 1,488
                             300    Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds,
                                    Homeownership, AMT, Series B, 7.55% due 9/01/2027 (f)(g)                                    301
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%                     Lincoln, Nebraska, Sanitation and Sewer Revenue Bonds:
                        $    865        4.25% due 6/15/2024                                                              $      845
                             905        4.25% due 6/15/2025                                                                     881
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.5%       3,425    New Hampshire Health and Education Facilities Authority, Revenue Refunding Bonds
                                    (Elliot Hospital), Series B, 5.60% due 10/01/2022                                         3,629
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 24.2%         4,500    Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                    Revenue Bonds, Series A, 5.80% due 11/01/2022 (i)                                         5,173
                          11,435    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                         12,090
                                    New Jersey EDA, First Mortgage Revenue Bonds, Series A:
                             710        (Lions Gate Project), 5.75% due 1/01/2025                                               721
                             230        (Lions Gate Project), 5.875% due 1/01/2037                                              234
                           3,000        (The Presbyterian Home), 6.375% due 11/01/2031                                        3,104
                          20,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029
                                    (e)                                                                                      21,164
                           4,400    New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                    Facility), Series A, 7.25% due 11/15/2031                                                 4,782
                          17,300    New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K,
                                    5.50% due 12/15/2019 (c)                                                                 20,095
                                    New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                    AMT:
                           3,905        6.25% due 9/15/2019                                                                   3,640
                          14,830        6.25% due 9/15/2029                                                                  13,534
                           3,680    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                    Hospital Association), 6.625% due 7/01/2036                                               3,784
                           1,500    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                    (Pascack Valley Hospital Association), 5.125% due 7/01/2028                               1,316
                          10,000    New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                    Refunding Bonds, Series B, 5.25% due 12/15/2015 (c)                                      11,163
                          20,000    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C-2,
                                    5.50% due 1/01/2025 (c)                                                                  23,487
                           4,360    Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                                    Series 177, 9.346% due 10/15/2032 (e)(m)                                                  4,960
                          20,575    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds,
                                    DRIVERS, AMT, Series 192, 8.845% due 12/01/2025 (e)(m)                                   22,844
                           7,500    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                    Refunding Bonds, 6% due 6/01/2037                                                         8,079
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

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
New York - 16.4%        $  2,200    Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint
                                    Francis Hospital), Series A, 7.50% due 3/01/2029                                     $    2,340
                           5,595    Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds,
                                    RITR, Series 9, 6.10% due 7/01/2006 (b)(h)(m)                                             6,160
                                    New York City, New York, City IDA, Special Facilities Revenue Bonds, AMT:
                           1,250        (British Airways PLC Project), 7.625% due 12/01/2032                                  1,394
                          10,000        (Terminal One Group Association Project), 6.125% due 1/01/2024                       10,145
                           5,000    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                    System Revenue Bonds, DRIVERS, Series 198, 8.866% due 6/15/2026 (e)(m)                    5,358
                          14,000    New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                    System, Revenue Refunding Bonds, 5.50% due 6/15/2033                                     15,258
                          10,000    New York City, New York, GO, Refunding, Trust Receipts, Series R, 10.042% due
                                    5/15/2014 (h)(m)                                                                         12,768
                          10,000    New York City, New York, GO, Series M, 5% due 4/01/2021                                  10,549
                                    New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health),
                                    Series A:
                           5,000        6.75% due 7/01/2020                                                                   5,376
                             315        6.50% due 7/01/2025                                                                     334
                           8,360    New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                                    (Department of Health), Series A, 5% due 7/01/2023 (n)                                    8,870
                           2,500    Suffolk County, New York, IDA, IDR, Refunding (Nissequogue Cogeneration Partners
                                    Facility), AMT, 5.50% due 1/01/2023                                                       2,515
                           9,400    Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                    5.50% due 6/01/2021                                                                      10,327
                          10,000    Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5.25%
                                    due 11/15/2030                                                                           10,678
                                    Westchester County, New York, IDA, Continuing Care Retirement Mortgage Revenue
                                    Bonds (Kendal on Hudson Project), Series A:
                           3,450        6.375% due 1/01/2024                                                                  3,672
                           2,895        6.50% due 1/01/2034                                                                   3,093
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina - 1.9%      2,710    Charlotte, North Carolina, Airport Revenue Bonds, Series A, 5% due 7/01/2029 (e)          2,843
                           4,750    North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series
                                    D, 6.75% due 1/01/2026                                                                    5,288
                             290    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 8-A, 6.20% due
                                    7/01/2016                                                                                   302

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $    885    North Carolina, HFA, S/F Revenue Bonds, Series II, 6.20% due 3/01/2016 (d)           $      915
                           1,000    North Carolina Medical Care Commission, Health Care Facilities, First Mortgage
                                    Revenue Bonds (Arbor Acres Community Project), 6.375% due 3/01/2032                       1,055
                           2,000    North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (The ARC
                                    of North Carolina Projects), Series A, 5.80% due 10/01/2034                               2,030
-----------------------------------------------------------------------------------------------------------------------------------
Ohio - 4.0%                         Cincinnati, Ohio, City School District, GO (School Improvement), Refunding (i):
                           4,280        5% due 12/01/2020                                                                     4,751
                           3,450        5% due 12/01/2021                                                                     3,834
                                    Cuyahoga County, Ohio, Mortgage Revenue Bonds (West Tech Apartments Project), AMT
                                    (g):
                           1,410        5.75% due 9/20/2020                                                                   1,488
                           2,250        5.85% due 9/20/2030                                                                   2,373
                           2,175    Lucas County, Ohio, Health Care Facility Revenue Refunding and Improvement Bonds
                                    (Sunset Retirement Communities), Series A, 6.625% due 8/15/2030                           2,347
                           5,000    Mason, Ohio, City School District, GO (School Improvement), 5% due 12/01/2031 (i)         5,259
                           2,495    Mason, Ohio, Sewer System Revenue Refunding and Improvement Bonds, 5% due
                                    12/01/2028 (e)                                                                            2,635
                             970    Port of Greater Cincinnati Development Authority, Ohio, Special Assessment Revenue
                                    Bonds (Cooperative Public Parking Infrastructure Project), 6.30% due 2/15/2024            1,037
                                    Toledo-Lucas County, Ohio, Port Authority Revenue Bonds (Saint Mary Woods Project),
                                    Series A:
                             750        6% due 5/15/2024                                                                        761
                           2,250        6% due 5/15/2034                                                                      2,263
-----------------------------------------------------------------------------------------------------------------------------------
Oregon - 1.6%              4,405    Oregon State Department of Administrative Services, COP, Series A, 6% due 5/01/2010
                                    (b)(c)                                                                                    4,968
                           3,460    Oregon State, GO, Refunding (Veterans Welfare), Series 80A, 5.70% due 10/01/2032          3,471
                           1,830    Portland, Oregon, Housing Authority, Housing Revenue Bonds (Pine Square and
                                    University Place), Series A, 5.875% due 1/01/2022                                         1,827
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 6.5%        5,000    Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                    Utilities Corporation Project), 4.75% due 2/15/2027 (h)                                   5,108
                           5,270    Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                    Bonds (National Gypsum Company), AMT, Series A, 6.25% due 11/01/2027                      5,665
                          16,270    Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue
                                    Refunding Bonds (Allegheny Delaware Valley Obligation), Series C, 5.875% due
                                    11/15/2016 (e)                                                                           17,149

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Philadelphia, Pennsylvania, Authority for IDR, Commercial Development:
                        $  1,265        7.75% due 12/01/2017                                                             $    1,293
                           3,650        (Days Inn), Refunding, Series B, 6.50% due 10/01/2027                                 3,768
                           4,000        (Doubletree), Refunding, Series A, 6.50% due 10/01/2027                               4,130
                           5,000    Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                    Healthcare System), Series B, 7.125% due 12/01/2031                                       5,939
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 1.1%        4,240    Central Falls, Rhode Island,  Detention Facility Corporation, Detention Facility,
                                    Revenue Refunding Bonds, 7.25% due 7/15/2035                                              4,349
                                    Woonsocket, Rhode Island, GO (h):
                           1,225        6% due 10/01/2017                                                                     1,389
                           1,195        6% due 10/01/2018                                                                     1,352
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 2.2%           4,610    Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds,
                                    7.75% due 8/01/2017                                                                       4,801
                          10,000    McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling
                                    Facility-Calhoun Newsprint), AMT, 7.40% due 12/01/2022                                   10,054
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 15.0%              5,000    Alliance Airport Authority, Inc., Texas, Special Facilities Revenue Bonds (American
                                    Airlines Inc. Project), AMT, 7.50% due 12/01/2029                                         4,481
                                    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                    Tier, Series A:
                           5,000        6.70% due 1/01/2028                                                                   5,389
                           5,000        6.70% due 1/01/2032                                                                   5,321
                                    Bexar County, Texas, Housing Finance Corporation, M/F Housing Revenue Bonds (Water
                                    at Northern Hills Apartments), Series A (e):
                           1,300        5.80% due 8/01/2021                                                                   1,333
                           2,460        6% due 8/01/2031                                                                      2,523
                           1,000        6.05% due 8/01/2036                                                                   1,026
                           6,650    Brazos River Authority, Texas, PCR, Refunding (Utilities Electric Company), AMT,
                                    Series B, 5.05% due 6/01/2030                                                             6,707
                           3,755    Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc.
                                    Project), Series B, 7.75% due 12/01/2018                                                  4,171
                           7,500    Dallas-Fort Worth, Texas, International Airport Facility, Improvement Corporation
                                    Revenue Refunding Bonds (American Airlines), AMT, Series B, 6.05% due 5/01/2029           7,470

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Gregg County, Texas, Health Facilities Development Corporation, Hospital Revenue
                                    Bonds (Good Shepherd Medical Center Project) (a):
                        $  3,000        6.875% due 10/01/2020                                                            $    3,442
                           2,000        6.375% due 10/01/2025                                                                 2,248
                           5,000    Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                    Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due
                                    4/01/2026                                                                                 5,190
                           3,900    Gulf Coast, Texas, IDA, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                                    Corporation Project), AMT, 7.50% due 5/01/2025                                            4,474
                           1,600    Houston, Texas, Industrial Development Corporation Revenue Bonds (Air Cargo), AMT,
                                    6.375% due 1/01/2023                                                                      1,663
                                    Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT:
                           4,830        6.375% due 4/01/2027                                                                  5,157
                           3,330        6.95% due 4/01/2030                                                                   3,799
                           7,030    Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                    (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                         7,721
                           5,200    Nueces River Authority, Texas, Water Supply Facilities, Revenue Refunding Bonds
                                    (Corpus Christi Lake Project), 5% due 7/15/2026 (i)                                       5,492
                           3,900    Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                    Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                    11/01/2031                                                                                4,169
                           2,500    Red River Authority, Texas, PCR, Refunding (Celanese Project), AMT, Series B, 6.70%
                                    due 11/01/2030                                                                            2,693
                           6,500    Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First
                                    Tier, Series A, 5.50% due 8/15/2039 (c)                                                   7,160
                           7,020    Tyler, Texas, Waterworks and Sewer Revenue Bonds, 5.70% due 9/01/2010 (b)(h)              7,808
-----------------------------------------------------------------------------------------------------------------------------------
Utah - 0.3%                1,545    Utah State Board of Regents, Revenue Refunding Bonds (University of Utah Research
                                    Facilities), Series A, 5.50% due 4/01/2010 (b)(e)                                         1,709
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 3.5%                     James City County, Virginia, Economic Development Authority, Residential Care
                                    Facility, First Mortgage Revenue Refunding Bonds (Williamsburg Landing, Inc.),
                                    Series A:
                           1,500        5.35% due 9/01/2026                                                                   1,512
                           2,000        5.50% due 9/01/2034                                                                   2,023

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                    Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds:
                        $  6,750        Senior-Series A, 5.50% due 8/15/2028                                             $    7,025
                          24,800        Senior-Series B, 6.67%** due 8/15/2029                                                6,289
                           3,970    Tobacco Settlement Financing Corporation of Virginia, Asset Backed Revenue Bonds,
                                    5.625% due 6/01/2037                                                                      4,187
                                    Winchester, Virginia, IDA, Residential Care Facilities, Revenue Bonds
                                    (Westminster-Canterbury), Series A:
                           1,000        5.20% due 1/01/2027                                                                   1,007
                           1,000        5.30% due 1/01/2035                                                                   1,007
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 0.3%                   Vancouver, Washington, Housing Authority, Housing Revenue Bonds
                                    (Teal Pointe Apartments Project), AMT:
                             945        6% due 9/01/2022                                                                        952
                           1,250        6.20% due 9/01/2032                                                                   1,260
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia - 0.1%       1,000    Princeton, West Virginia, Hospital Revenue Refunding Bonds (Community Hospital
                                    Association Inc. Project), 6% due 5/01/2019                                                 925
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 0.7%             700    Milwaukee, Wisconsin, Revenue Bonds (Air Cargo), AMT, 6.50% due 1/01/2025                   740
                                    Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds
                                    (Eastcastle Place Inc. Project):
                           1,000        6% due 12/01/2024                                                                     1,022
                           1,800        6.125% due 12/01/2034                                                                 1,817
                             965    Wisconsin State, GO, AMT, Series B, 6.20% due 11/01/2026 (e)                                965
-----------------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.8%             2,550    Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds (FMC Corporation
                                    Project), AMT, Series A, 7% due 6/01/2024                                                 2,578
                           2,500    Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series A,
                                    6.20% due 6/01/2024                                                                       2,688
-----------------------------------------------------------------------------------------------------------------------------------

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005                       (in Thousands)

-----------------------------------------------------------------------------------------------------------------------------------
                            Face
State                     Amount    Municipal Bonds                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.8%      $ 15,000    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                    Revenue Bonds, Trust Receipts, Class R, Series B, 9.074% due 7/01/2035 (e)(m)        $   18,636
                          16,360    Puerto Rico Commonwealth, Highway and Transportation Authority, Transportation
                                    Revenue Refunding Bonds, Series D, 5.75% due 7/01/2041                                   18,243
                           2,500    Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R,
                                    Series 16 HH, 8.804% due 7/01/2013 (i)(m)                                                 3,102
                           4,350    Puerto Rico Public Finance Corporation Revenue Bonds, DRIVERS, Series 272, 8.735%
                                    due 8/01/2030 (m)                                                                         4,710
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands        6,250    Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
- 1.0%                              Refinery), AMT, 6.125% due 7/01/2022                                                      6,884
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Municipal Bonds  (Cost - $949,587) - 153.4%                                     1,015,965
-----------------------------------------------------------------------------------------------------------------------------------

                          Shares
                            Held    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                             800    Merrill Lynch Institutional Tax-Exempt Fund (o)                                             800
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Short-Term Securities (Cost - $800) - 0.1%                                            800
-----------------------------------------------------------------------------------------------------------------------------------
                                    Total Investments (Cost - $950,387*) - 153.5%                                         1,016,765

                                    Liabilities in Excess of Other Assets - (1.7%)                                          (11,326)

                                    Preferred Stock, at Redemption Value - (51.8%)                                         (343,022)
                                                                                                                         ----------
                                    Net Assets Applicable to Common Stock - 100.0%                                       $  662,417
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost                                                  $ 950,514
                                                                      =========
      Gross unrealized appreciation                                   $  69,793
      Gross unrealized depreciation                                      (3,542)
                                                                      ---------
      Net unrealized appreciation                                     $  66,251
                                                                      =========

MuniYield Fund, Inc.

Schedule of Investments as of July 31, 2005

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(a)   Radian Insured.
(b)   Prerefunded.
(c)   AMBAC Insured.
(d)   FHA Insured.
(e)   MBIA Insured.
(f)   FNMA Collateralized.
(g)   GNMA Collateralized.
(h)   FGIC Insured.
(i)   FSA Insured.
(j)   XL Capital Insured.
(k)   ACA Insured.
(l)   FHLMC Collateralized.
(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   CIFG Insured.
(o) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
                                                       Net            Dividend
      Affiliate                                      Activity          Income
      -------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                               (8,613)          $64
      -------------------------------------------------------------------------

      Financial futures contracts sold as of July 31, 2005 were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Number of                   Expiration          Face           Unrealized
      Contracts      Issue           Date             Value         Appreciation
      -------------------------------------------------------------------------
         750      10-Year U.S.     September
                 Treasury Notes      2005            $84,255           $1,017
      -------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniYield Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    MuniYield Fund, Inc.

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer
    MuniYield Fund, Inc.

Date: September 23, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer
    MuniYield Fund, Inc.

Date: September 23, 2005